Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended					1 Months Ended	3 Months Ended
	Feb. 28, 2013	Mar. 31, 2011	Jul. 31, 2009	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2013 Maryland [Member] sqft	Sep. 30, 2013 North Carolina [Member] sqft	Sep. 30, 2013 North Carolina [Member] December 31, 2018 [Member]	Sep. 30, 2013 Lease One [Member] Maryland [Member]	Sep. 30, 2013 Lease Two [Member] Maryland [Member]	Jan. 31, 2013 Machinery and Equipment [Member]	Sep. 30, 2008 Minimum [Member]	Sep. 30, 2008 Maximum [Member]
Estimated Research Development Cost																$ 500,000	$ 700,000
Research And Development				368,000	368,000			360,000
Letter Of Credit			50,000
Deposit Interest Rate			0.20%		0.10%
Shares Issuable Contingent Condition Description					This exchange was contingent on the Company's attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company's Common stock.	This exchange was contingent on the Company's attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company's Common stock.
Contingently Issuable Shares					325,000	325,000
Contingently Issuable Shares Amount						471,000			471,000
Operating Leases, Rent Expense												20,000	6,000	4,000
Operating Leases, Area										7,200	16,300
Business Acquisitions Contingent Consideration Shares Issuable					20,309,723	20,309,723
Operating Expense Recognized Value	1,006,000
Shares Issuable Contingent Revenue Criteria						10,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		250,000		12,500	1,028,000		1,000,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		200,000
Share Based Compensation Vesting And Forfeiture Condition						In August 2012, the Company chose to materially modify the objectives and strategy of the project, upon which 50% of the then unvested options became immediately vested and the remaining 50% were cancelled.
Long-term Purchase Commitment, Amount															$ 1,092,000